Derivative Instruments (Offsetting Derivative Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 8,161,665	$ 2,789,663
Gross amounts offset in the Statement of Financial Condition	(4,107,566)	(1,606,389)
Net amounts of assets presented in the Statement of Financial Condition	4,054,099	1,183,274
Financial Instruments
Collateral Received	(3,438,143)	(1,183,274)
Net Amount	$ 615,956
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 1,495,182	$ 1,183,274
Financial Instruments
Collateral Received	(1,495,182)	(1,183,274)
Net Amount
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	615,956
Financial Instruments
Net Amount	615,956
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	825,947
Financial Instruments
Collateral Received	(825,947)
Net Amount
Counterparty J [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	1,117,014
Financial Instruments
Collateral Received	(1,117,014)
Net Amount
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	6,359,615
Gross amounts offset in the Statement of Financial Condition	(2,921,472)
Net amounts of assets presented in the Statement of Financial Condition	3,438,143
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,952,371	2,789,663
Gross amounts offset in the Statement of Financial Condition	(457,189)	(1,606,389)
Net amounts of assets presented in the Statement of Financial Condition	1,495,182	$ 1,183,274
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,979,378
Gross amounts offset in the Statement of Financial Condition	(2,153,431)
Net amounts of assets presented in the Statement of Financial Condition	825,947
Futures Contracts [Member] | Counterparty J [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,427,866
Gross amounts offset in the Statement of Financial Condition	(310,852)
Net amounts of assets presented in the Statement of Financial Condition	1,117,014
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,802,050
Gross amounts offset in the Statement of Financial Condition	(1,186,094)
Net amounts of assets presented in the Statement of Financial Condition	$ 615,956